[State Street Bank & Trust Company

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116]

December 18, 2008

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Portfolios (the “Registrant”)
Registration Nos. 33-46593/811-06578

Ladies and Gentlemen:

On behalf of the Registrant, please find attached for filing under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to update the Registrant’s Money Market Portfolios and Bond Portfolios Prospectus and Statement of Additional Information to reflect a material change in the primary investment strategy of the Muni Intermediate Portfolio.  The Amendment is expected to become effective on February 28, 2009.

Please do not hesitate to contact the undersigned at (617) 662-3966 if you have any questions regarding this filing.

Very truly yours,

/s/ Nancy L. Conlin
Nancy L. Conlin